Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	$ 91	$ 76
Acquired Goodwill		15
Impairment Losses	0	0
Goodwill, Ending Balance	91	91	76
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Acquired Intangible Assets Subject to Amortization	10
Amortization Of Intangible Assets	14	34	1
Estimated Total Amoritzation in 2014	6
Estimated Total Amortization, in 2015	3
Estimated Total Amortization, in 2016	1
Acquired Customer Contracts [Member]
Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
Amortization Life	5 years
Gross Carrying Amount	58	58
Accumulated Amortization	48	34
Vertically Integrated Utilities [Member]
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	37	37
Acquired Goodwill		0
Impairment Losses	0	0
Goodwill, Ending Balance	37	37
AEP River Operations [Member]
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	39	39
Acquired Goodwill		0
Impairment Losses	0	0
Goodwill, Ending Balance	39	39
Generation and Marketing [Member]
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	15	0
Acquired Goodwill		15
Impairment Losses	0	0
Goodwill, Ending Balance	$ 15	$ 15